SHARE-BASED COMPENSATION (Outstanding Non-Treasury RSUs) (Details) - Non-Treasury RSUs	12 Months Ended
	Jan. 03, 2021 USD ($) shares	Dec. 29, 2019 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	1,422,000	1,374,000
Granted, net of granted for performance and dividends declared (in shares) | shares	967,000	509,000
Granted for performance (in shares) | shares		93,000
Granted for dividends declared (in shares) | shares	25,000	26,000
Settled - common shares (in shares) | shares	(128,000)	(256,000)
Settled - payment of withholding taxes (in shares) | shares	(67,000)	(170,000)
Forfeited (in shares) | shares	(342,000)	(154,000)
Number, outstanding, end of fiscal year (in shares) | shares	1,877,000	1,422,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 31.42	$ 28.52
Granted (in dollars per share) | $	25.47	34.89
Granted for performance (in dollars per share) | $		25.57
Granted for dividends declared (in dollars per share) | $	12.58	29.21
Settled - common shares (in dollars per share) | $	29.06	25.59
Settled - payment of withholding taxes (in dollars per share) | $	29.16	25.59
Forfeited (in dollars per shares) | $	25.70	29.24
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 29.38	$ 31.42